Parent Only Financial Statements - Schedule of Condensed Statement of Comprehensive Loss (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating expenses
General and administrative expenses	$ (634,219)	$ (304,578)
Interest expense	(257,895)	(542,105)
Total operating expenses	(892,114)	(846,683)
Income/ (loss) from operations	(892,114)	(846,683)
Gain/ (loss) from investment in subsidiaries	634,219	(15,802,813)
Net loss	(257,895)	(16,649,496)
Other comprehensive income/ (loss)
Foreign currency translation adjustments	514,523	220,951
Total comprehensive income/ (loss)	256,628	(16,428,545)
Comprehensive income/ (loss) attributable to ordinary shareholders	$ 256,628	$ (16,428,545)